Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Buildings and building improvements	$351,321	$267,015
Machinery and equipment	522,939	520,416
Office equipment	46,207	44,841
Leasehold improvement	53,019	52,763
Motor vehicles	639,885	513,280
	1,613,371	1,398,315
Less: accumulated depreciation	(775,369)	(614,093)
	$838,002	$784,222

For the three months ended September 30, 2012 and 2011, depreciation expense amounted to $55,302 and $44,150, respectively.  For the nine months ended September 30, 2012 and 2011, depreciation expenses amounted to $158,502 and $128,086, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Buildings and building improvements	$267,015	$200,806
Machinery and equipment	520,416	500,845
Office equipment	44,841	15,433
Leasehold improvement	52,763	50,791
Motor vehicles	513,280	425,975
	1,398,315	1,193,850
Less: accumulated depreciation	(614,093)	(422,613)
	$784,222	$771,237

For the years ended December 31, 2011 and 2010, depreciation expenses amounted to $178,178 and $157,790, respectively.